DISCONTINUED OPERATIONS: (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Discontinued operations
Net gain on sale of business	$ 119.3
Net income	0.9	19.4	16.8
Electronics business
Discontinued operations
Net income	0.7
Plastic compounding business
Discontinued operations
Net gain on sale of business	119.3
Taxes on gain on sale of business	78.2
Net operating losses	76.5
Net sales		231.3	193.8
Cost of products sold		187.2	156.7
Gross profit		44.1	37.1
Selling, general and administrative expenses		16.7	15.6
Income before taxes		27.4	21.5
Income tax provision		8.8	7.5
Net income		18.6	14.0
ASSETS
Cash and Cash Equivalents		16.6
Accounts receivable, net		32.9
Inventories		18.0
Property, plant and equipment, net		63.0
Other intangible assets, net		16.2
Other assets		7.4
Total assets		154.1
LIABILITIES
Accounts payable and other current liabilities		27.6
Groupe Novasep business
Discontinued operations
Net income		$ 0.8	$ 2.8